COMMON AND PREFERRED STOCK (Details) - USD ($)																	2 Months Ended	3 Months Ended					5 Months Ended	12 Months Ended			18 Months Ended
	Nov. 17, 2016	Dec. 31, 2015	Oct. 31, 2015	Sep. 30, 2015	Jul. 31, 2015	Jul. 21, 2015	Jun. 30, 2015	Jun. 02, 2015	Apr. 30, 2015	Apr. 13, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Nov. 07, 2012	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 01, 2017	Nov. 30, 2016
Class of Stock [Line Items]
Dividends paid, preferred stock (in dollars per share)		$ 0.68		$ 0.68			$ 0.68				$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 0.68									$ 2.72	$ 2.72
Preferred stock, shares outstanding		2,426,930				106,796		43,204		186,905		950,000					2,761,535	2,762,000	2,761,535				2,426,930	2,761,535	2,426,930	950,000	2,761,535
Preferred stock, shares issued		2,426,930				313,695		588,235		575,000		950,000					2,761,535	2,762,000	2,761,535	106,796	43,204	186,905	2,426,930	2,761,535	2,426,930	950,000	2,761,535
Proceeds from offerings						$ 6,736,000		$ 14,105,000		$ 13,481,000									$ 0	$ 2,233,000	$ 870,000	$ 3,677,000		$ 61,446,000	$ 54,714,000	$ 20,392,000
Stock repurchase program (in shares)																		(118,199)	(2,300)			(150,000)
Payments for Repurchase of Equity																			$ (48,000)
Shares issued, price (in dollars per share)								$ 25.50		$ 25.75
Amount of net proceeds																		$ 0				$ 3,677,000		6,780,000	34,323,000
Stock repurchased, average cost per share																		$ 1.54				$ 2.05
Stock Repurchased During Period, Value																		$ 187,000				$ 300,000		523,000
Dividends paid, common stock			$ 1,193,000		$ 1,093,000				$ 990,000															$ 3,276,000
Dividends paid, common stock (in dollars per share)			$ 0.060		$ 0.055				$ 0.050															$ 0.165
Dividends paid, preferred stock		$ 1,878,000		$ 1,879,000			$ 1,801,000				$ 1,777,000	$ 1,627,000	$ 1,498,000	$ 1,437,000	$ 646,000									$ 7,335,000	$ 5,208,000
Number of shares authorized to be repurchased																						500,000
Series A Preferred Stock
Class of Stock [Line Items]
Liquidation preference per share (in dollars per share)																		$ 25.00
Dividends paid, preferred stock (in dollars per share)																		$ 0.68
Dividend rate																10.875%
Preferred stock, shares outstanding																		2,761,535
Preferred stock, shares issued		313,695						588,235		575,000							336,905	650,600	336,905				313,695	336,905	313,695		336,905
Proceeds from offerings																								$ 6,800,000			$ 13,500,000
Stock repurchase program (in shares)	(2,300)																(2,300)
Shares issued, price (in dollars per share)		$ 22.11						$ 25.50		$ 25.75													$ 22.11		$ 22.11
Preferred stock, agreement to sell shares (up to)						800,000
Amount of net proceeds																		$ 13,500,000					$ 6,700,000		$ 6,700,000
Stock repurchased, average cost per share	$ 20.97																$ 20.97							$ 20.06
Stock Repurchased During Period, Value	$ 48,000																$ 48,000
Number of shares authorized to be repurchased																													100,000
Shares of Common Stock
Class of Stock [Line Items]
Stock repurchase program (in shares)																	(133,316)
Stock repurchased, average cost per share																	$ 1.54
Number of shares authorized to be repurchased																													1,000,000.0
November 2015 Plan | Shares of Common Stock
Class of Stock [Line Items]
Stock repurchase program (in shares)																								(150,000)
Stock repurchased, average cost per share																								$ 2.05
Stock Repurchased During Period, Value																								$ 200,000
Number of shares authorized to be repurchased																	500,000		500,000					500,000			500,000
November 2016 Plan
Class of Stock [Line Items]
Payments of Stock Issuance Costs																								$ (48,000)
November 2016 Plan | Series A Preferred Stock
Class of Stock [Line Items]
Stock repurchase program (in shares)																								(2,300)
Stock Repurchased During the Period, Value, Weighted Average Price Per Share																								$ 20.97
November 2016 Plan | Shares of Common Stock
Class of Stock [Line Items]
Stock repurchase program (in shares)																								(133,316)
Stock Repurchased During Period, Value																	$ 300,000
Stock Repurchased During the Period, Value, Weighted Average Price Per Share																								$ 1.54
Forecast
Class of Stock [Line Items]
Liquidation preference per share (in dollars per share)																												$ 25.00